Revenues	6 Months Ended
Jun. 30, 2019
Revenue From Contract With Customer [Abstract]
Revenues
(6)	Revenues

We recognize revenue when performance obligations under the terms of a contract with our customer are satisfied. This occurs with the transfer of control of our products to customers when products are shipped. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring products or services. Sales and other taxes we may collect concurrent with revenue-producing activities are excluded from revenue.

A summary of revenues by geographic area, based on shipping destination, for the three and six months ended June 30, 2019 and 2018 are as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
United States	$25,006	$24,833	$51,995	$49,440
Germany	2,095	2,291	4,259	4,962
Other countries less than 5% of revenues	13,002	11,723	25,463	23,846
Total	$40,103	$38,847	$81,717	$78,248

A summary of revenues by product line for the three and six months ended June 30, 2019 and 2018 are as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Fluid Delivery	$18,285	$18,128	$36,446	$36,928
Cardiovascular	14,579	13,003	29,999	26,213
Ophthalmology	1,817	2,852	4,100	5,637
Other	5,422	4,864	11,172	9,470
Total	$40,103	$38,847	$81,717	$78,248

The vast majority (98%) of our revenue is driven by a purchase order (our “contract”) and recognized at a single point in time when the performance obligation of the product being shipped is satisfied, rather than recognized over time, and is presented as a receivable on the balance sheet.  Payment is typically due within 30 days.

We maintain an allowance for doubtful accounts to reflect estimated losses resulting from the failure of customers to make required payments.  On an ongoing basis, the collectability of accounts receivable is assessed based upon historical collection trends, current economic factors and the assessment of the collectability of specific accounts.  An account is written off when we determine the receivable will not be collected.  Historically, bad debt has been immaterial.

We have elected to recognize the cost of shipping as an expense in cost of sales when control over the product has transferred to the customer.

We do not make any material accruals for product returns and warranty obligations because our returns and warranty obligations have been very low due to our focus on quality control.

We do not disclose the value of unsatisfied performance obligations for contracts for which we recognize revenue at the amount for which we have the right to invoice. We believe that the complexity added to our disclosures by the inclusion of a large amount of insignificant detail in attempting to disclose information about immaterial contracts would potentially obscure more useful and important information.